Schedule Of Cash And Cash Equivalents (Q3) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 50,750	$ 1,343,809
Cash equivalents	467,744
Restricted cash		22,468,765
Total Cash	$ 518,494	$ 23,812,574